SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		642,240	658,907
Exercise price		$ 6.00	$ 6.00	$ 6.00	$ 6.00
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		442,240	442,240
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	[1]		16,667
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		200,000	200,000

[1]	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in note 8.